Stockholders' Equity (Tables)	6 Months Ended
Jul. 31, 2012
Stockholders' Equity
Schedule of reconciliation of the weighted average shares outstanding used in the earnings per share calculations

				Twenty-Six Weeks Ended
	Fiscal 2009	Fiscal 2010	Fiscal 2011	August 2, 2011	July 31, 2012
Basic weighted average shares outstanding	22,399,952	22,399,952	24,586,274	22,399,952	33,768,828
Effect of dilutive securities:
Stock options	—	—	—	—	97,350
Restricted shares	—	—	—	—	980

Diluted weighted average shares outstanding	22,399,952	22,399,952	24,586,274	22,399,952	33,867,158